Trade and other receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 477	$ 403
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	305	256
Europe [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	51	43
AMEA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	71	61
China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 50	$ 43